Investment Securities (Contractual Maturity) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011
Investment Securities [Abstract]
Due in one year or less, Held-to-maturity, Amortized cost	¥ 543,376
Due from one year to five years, Held-to-maturity, Amortized cost	1,073,850
Due from five years to ten years, Held-to-maturity, Amortized cost	660,696
Due after ten years, Held-to-maturity, Amortized cost	313,745
Total, Held-to-maturity, Amortized cost	2,591,667
Due in one year or less, Held-to-maturity, Estimated fair value	546,354
Due from one year to five years, Held-to-maturity, Estimated fair value	1,086,076
Due from five years to ten years, Held-to-maturity, Estimated fair value	692,448
Due after ten years, Held-to-maturity, Estimated fair value	320,465
Total, Held-to-maturity, Estimated fair value	2,645,343
Due in one year or less, Available for sale, Estimated fair value	17,002,080
Due from one year to five years, Available for sale, Estimated fair value	27,442,927
Due from five years to ten years, Available for sale, Estimated fair value	3,842,852
Due after ten years, Available for sale, Estimated fair value	4,741,197
Total, Available for sale, Estimated fair value	¥ 53,029,056